Share Based Payment - Schedule of Share Option and RSUs Activity (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Options [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount		905,036	1,473,748	3,348,060
Options [Member] | January 1, 2024 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount		100,000
Fair value at the date of grant (in Dollars) | $		$ 63
Risk-free interest rate		3.59%
Options [Member] | January 1, 2024 [Member] | Bottom of Range [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Exercise price (in Dollars per share)	[1]	$ 0
Volatility		0.00%
Contractual term (in years)		3 years
Options [Member] | January 1, 2024 [Member] | Top of Range [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Exercise price (in Dollars per share)	[1]	$ 0.43
Volatility		80.00%
Contractual term (in years)		7 years
Options [Member] | March 13, 2024 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount		45,012
Fair value at the date of grant (in Dollars) | $		$ 59
Risk-free interest rate		3.89%
Options [Member] | March 13, 2024 [Member] | Bottom of Range [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Exercise price (in Dollars per share)	[1]	$ 0
Volatility		0.00%
Contractual term (in years)		2 years
Options [Member] | March 13, 2024 [Member] | Top of Range [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Exercise price (in Dollars per share)	[1]	$ 1.09
Volatility		86.21%
Contractual term (in years)		7 years
Options [Member] | July 16, 2024 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount		100,000
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 287
Volatility
Risk-free interest rate
Contractual term (in years)		5 years
Options [Member] | September 25, 2024 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount		660,024
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 783
Volatility
Risk-free interest rate
Options [Member] | September 25, 2024 [Member] | Bottom of Range [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Contractual term (in years)		3 years
Options [Member] | September 25, 2024 [Member] | Top of Range [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Contractual term (in years)		7 years
Options [Member] | April 20, 2023 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount			100,000
Exercise price (in Dollars per share)	[1]		$ 0.2
Fair value at the date of grant (in Dollars) | $			$ 10
Volatility			79.84%
Risk-free interest rate			4.14%
Contractual term (in years)			2 years
Options [Member] | May 18, 2023 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount			30,000
Exercise price (in Dollars per share)	[1]		$ 0.21
Fair value at the date of grant (in Dollars) | $			$ 3
Volatility			89.91%
Risk-free interest rate			3.94%
Contractual term (in years)			10 years
Options [Member] | November 27, 2023 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount			1,343,748
Fair value at the date of grant (in Dollars) | $			$ 414
Volatility			91.46%
Risk-free interest rate			4.17%
Contractual term (in years)			7 years
Options [Member] | November 27, 2023 [Member] | Bottom of Range [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Exercise price (in Dollars per share)	[1]		$ 0
Options [Member] | November 27, 2023 [Member] | Top of Range [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Exercise price (in Dollars per share)	[1]		$ 0.43
Options [Member] | March 13, 2022 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount				84,000
Exercise price (in Dollars per share)	[1]			$ 0.66
Fair value at the date of grant (in Dollars) | $				$ 59
Volatility				93.01%
Risk-free interest rate				2.08%
Contractual term (in years)				10 years
Options [Member] | May 30, 2022 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount				323,000
Fair value at the date of grant (in Dollars) | $				$ 125
Volatility				92.55%
Risk-free interest rate				2.57%
Contractual term (in years)				10 years
Options [Member] | May 30, 2022 [Member] | Bottom of Range [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Exercise price (in Dollars per share)	[1]			$ 0
Options [Member] | May 30, 2022 [Member] | Top of Range [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Exercise price (in Dollars per share)	[1]			$ 0.57
Options [Member] | August 31, 2022 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount				228,000
Exercise price (in Dollars per share)	[1]			$ 0.47
Fair value at the date of grant (in Dollars) | $				$ 63
Volatility				91.14%
Risk-free interest rate				2.97%
Contractual term (in years)				10 years
Options [Member] | November 28, 2022 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount				1,673,060
Exercise price (in Dollars per share)	[1]			$ 0.34
Fair value at the date of grant (in Dollars) | $				$ 295
Volatility				91.09%
Risk-free interest rate				3.30%
Contractual term (in years)				10 years
Options [Member] | December 19, 2022 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount				1,020,000
Exercise price (in Dollars per share)	[1]			$ 0.41
Fair value at the date of grant (in Dollars) | $				$ 116
Volatility				90.78%
Risk-free interest rate				3.37%
Contractual term (in years)				10 years
Options [Member] | December 21, 2022 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount				20,000
Exercise price (in Dollars per share)	[1]			$ 0.29
Fair value at the date of grant (in Dollars) | $				$ 2
Volatility				90.78%
Risk-free interest rate				3.47%
Contractual term (in years)				10 years
RSUs [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount		2,397,248	1,675,572
RSUs [Member] | January 1, 2024 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount		50,000
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 39
Volatility
Risk-free interest rate
RSUs [Member] | March 13, 2024 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount		190,044
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 347
Volatility
Risk-free interest rate
RSUs [Member] | July 16, 2024 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount		55,020
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 158
Volatility
Risk-free interest rate
RSUs [Member] | September 25, 2024 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount		1,750,152
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 2,078
Volatility
Risk-free interest rate
RSUs [Member] | September 9, 2024 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount		199,992
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 210
Volatility
Risk-free interest rate
RSUs [Member] | November 24, 2024 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount		152,040
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $		$ 226
Volatility
Risk-free interest rate
RSUs [Member] | November 27, 2023 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount			925,572
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $			$ 494
Volatility
Risk-free interest rate
RSUs [Member] | July 19, 2023 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount			100,000
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $			$ 26
Volatility
Risk-free interest rate
RSUs [Member] | September 13, 2023 [Member]
Schedule of Share Option and RSUs Activity [Line Items]
Amount			650,000
Exercise price (in Dollars per share)	[1]
Fair value at the date of grant (in Dollars) | $			$ 209
Volatility
Risk-free interest rate

[1]	Translated from NIS based on the U.S. dollars/NIS exchange rate as of December 31, 2024.